Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Plan	Share-Based Compensation PlanOn August 1, 2017, our compensation committee and board of directors adopted the Venator Materials 2017 Stock Incentive Plan (the "LTIP") to provide for the granting of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock, phantom shares, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. The terms of the grants are fixed at the grant date. As of December 31, 2022, we were authorized to grant up to 17.8 million shares under the LTIP. As of December 31, 2022, we had 5.4 million shares remaining under the LTIP available for grant. Stock option awards have a maximum contractual term of 10 years and generally must have an exercise price at least equal to the market price of Venator’s ordinary shares on the date the stock option award is granted. Share-based awards generally vest over a three-year period; certain performance awards vest over a two-year period and awards to Venator’s directors vest on the grant date.
We incurred $8 million, $7 million and $8 million in stock-based compensation expense for the years ended December 31, 2022, 2021 and 2020, respectively. The total income tax benefit recognized in the consolidated statements of operations for stock-based compensation arrangements was $1 million, $1 million and $2 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Stock Options
The fair value of the stock option awards were estimated using the Black-Scholes valuation model that uses the assumptions noted in the following table. Expected volatilities were based on a weighted average of the historical volatility of Huntsman's common stock and our ordinary shares through the grant date, whereby the volatility of Huntsman's common stock was used to estimate historical volatility for periods prior to the separation. The expected term of stock options granted was estimated using the safe harbor approach calculated as the vesting period plus remaining contractual term divided by two. The risk-free rate for the periods within the expected life of the option was based on the U.S. Treasury yield curve in effect at the time of grant. The assumptions noted below represent the weighted average of assumptions utilized for stock options granted during 2022, 2021 and 2020 under the LTIP.

	Year ended December 31,
	2022	2021	2020
Dividend yield	—	—	—
Expected volatility	62.1%	64.4%	50.4%
Risk-free interest rate	2.7%	0.8%	1.5%
Expected life of stock options granted during the period	6.0 years	6.0 years	6.0 years

The table below presents the changes in stock option awards for our ordinary shares from December 31, 2021 through December 31, 2022.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in millions)
Outstanding at December 31, 2021	4,330	$6.45	$—
Granted	1,784	2.47
Exercised	—	—
Forfeited	(36)	3.23
Expired	(35)	9.44
Outstanding at December 31, 2022	6,043	5.28	7.43	$—
Exercisable at December 31, 2022	3,089	7.50	6.34	—

Intrinsic value is the difference between the market value of our ordinary shares and the exercise price of each stock option multiplied by the number of stock options outstanding for those stock options where the market value exceeds their exercise price. During the years ended December 31, 2022, 2021 and 2020, the total intrinsic value of stock options exercised was nil, each.

The weighted-average grant-date fair value of stock options granted during December 31, 2022, 2021 and 2020 was $2.47, $2.39 and $1.51 per option, respectively. As of December 31, 2022, there was $3 million of total unrecognized compensation cost related to nonvested stock option arrangements granted under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.8 years.
Restricted Stock Units
The fair value of the restricted stock units are based on the closing share price on the date of grant. For the performance unit awards granted during the years ended December 31, 2022 and 2021, the number of shares earned varies based on the Company achieving certain performance criteria over a three-year performance period. The performance criteria are total stockholder return of our ordinary shares relative to the total stockholder return of a specified industry peer-group for the three-year performance period. Additionally, performance unit awards were granted during the year ended December 31, 2021 based on achieving a certain return on net assets. The fair value of each performance unit award was estimated using a Monte Carlo simulation model that uses various assumptions, including an expected volatility rate and a risk-free interest rate. For the year ended December 31, 2022, the weighted-average expected volatility rate was 84.1% and the weighted-average risk-free interest rate was 1.8%.
The table below presents the changes in nonvested awards for our ordinary shares from December 31, 2021 through December 31, 2022.

	Shares	Weighted Average Grant-Date Fair Value
	(in thousands)
Nonvested at December 31, 2021	3,278	$4.72
Granted	2,698	2.77
Vested(1)	(1,218)	3.95
Forfeited and expired	(237)	8.53
Nonvested at December 31, 2022	4,521	3.56

(1)As of December 31, 2022, a total of 258,440 restricted stock units were vested but not yet issued. These shares have not been reflected as vested shares in the table because, in accordance with the restricted stock unit agreements, these shares are not issued for vested restricted stock until termination of employment.

As of December 31, 2022, there was $7 million of total unrecognized compensation cost related to nonvested share compensation arrangements granted under the LTIP. That cost is expected to be recognized over a weighted-average period of 1.8 years.